SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
SEGMENT REPORTING	NOTE 3: SEGMENT REPORTING
3.1 Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM as of December 31, 2023 was the Executive Office - comprising the Executive Chairman, Mr. Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•NAFTA represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States. NAFTA produces hot briquetted iron and flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of the NAFTA operations includes sourcing from iron ore captive mines in Mexico to supply the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing. The raw material supply of the Brazil operations includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements. The raw material supply of Europe operations includes sourcing from iron ore captive mines in Bosnia & Herzegovina.
•ACIS produces a combination of flat, long and tubular products. Its steel facilities are located in South Africa, Ukraine and Kazakhstan (before the Company's disposal of its steel making operations in Kazakhstan, see note 2.3). The raw material supply of the ACIS operations includes sourcing from iron ore captive mines in Kazakhstan and Ukraine and coal captive mines in Kazakhstan (before the Company's disposal of its coal and iron ore mining operations in Kazakhstan, see note 2.3).
•The Mining segment comprises the mines owned by ArcelorMittal in Canada and Liberia. It provides the Company's steel operations with high quality and low-cost iron ore reserves and also sells mineral products to third parties.
As from January 1, 2024, ArcelorMittal implemented changes to its organizational structure. India and joint ventures will be reported as a new operating segment including the joint ventures AMNS India, VAMA and Calvert as well as other associates, joint ventures and other investments. The segment Sustainable Solutions will be composed of a number of high-growth, niche, capital light businesses playing an important role in supporting climate action (including renewables, special projects and construction business). They are currently reported within the Europe segment and will be reported as a separate operating segment. The NAFTA segment will be renamed North America. Finally, following the sale of the Company’s operations in Kazakhstan, the remaining parts of the former ACIS segment will be assigned to Others.
The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2023
Sales to external customers	12,856	11,185	37,919	5,124	1,171	20	—	68,275
Intersegment sales [2]	122	1,978	386	298	1,906	18	(4,708)	—
Operating income (loss)	1,917	1,461	1,104	(3,021)	1,144	(341)	76	2,340
Depreciation and amortization	(535)	(341)	(1,241)	(278)	(238)	(42)	—	(2,675)
Impairment	—	—	—	(1,038)	—	—	—	(1,038)
Capital expenditures	426	917	1,612	406	784	479	(11)	4,613
Year ended December 31, 2022
Sales to external customers	13,716	11,929	47,015	5,863	1,305	16	—	79,844
Intersegment sales [2]	58	1,803	248	505	2,091	16	(4,721)	—
Operating income (loss)	2,818	2,775	4,292	(930)	1,483	(315)	149	10,272
Depreciation and amortization	(427)	(246)	(1,268)	(369)	(234)	(36)	—	(2,580)
Impairment	—	—	—	(1,026)	—	—	—	(1,026)
Capital expenditures	500	708	1,204	483	488	85	—	3,468
Year ended December 31, 2021
Sales to external customers	12,492	10,830	43,200	8,392	1,640	17	—	76,571
Intersegment sales [2]	38	2,026	134	1,462	2,405	17	(6,082)	—
Operating income (loss)	2,800	3,798	5,672	2,705	2,371	(228)	(142)	16,976
Depreciation and amortization	(325)	(228)	(1,252)	(450)	(228)	(40)	—	(2,523)
Impairment reversal	—	—	218	—	—	—	—	218
Capital expenditures	369	412	1,282	619	302	24	—	3,008
1.Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.
The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2023	2022	2021
Operating income	2,340	10,272	16,976
Income from investments in associates and joint ventures	1,184	1,317	2,204
Impairments of equity method investments	(1,405)	—	—
Financing costs - net	(859)	(334)	(1,155)
Income before taxes	1,260	11,255	18,025
Income tax expense	238	1,717	2,460
Net income (including non-controlling interests)	1,022	9,538	15,565
The Company does not regularly provide a measure of total assets and liabilities for each reportable segment to the CODM.
3.2 Geographical information
Geographical information, by country or region, is separately disclosed and represents ArcelorMittal’s most significant regional markets. Attributed assets are operational assets employed in each region and include items such as pension balances that are specific to a country. Unless otherwise stated in the table heading as a segment disclosure, these disclosures are specific to the country or region stated. They do not include goodwill, deferred tax assets, other investments or receivables and other non-current financial assets. Attributed liabilities are those arising within each region, excluding indebtedness.
Sales (by destination)

	Year ended December 31,
	2023	2022	2021
Americas
United States	8,886	8,835	7,300
Brazil	8,243	8,715	8,204
Canada	3,485	4,188	4,282
Mexico	3,288	2,876	2,356
Argentina	1,233	1,908	1,440
Others	1,110	1,538	1,826
Total Americas	26,245	28,060	25,408
Europe
Germany	6,550	7,761	6,541
Poland	4,466	5,930	5,298
France	4,611	5,703	4,874
Spain	3,981	4,737	4,187
Italy[1]	2,608	4,017	5,426
Czech Republic	1,183	1,432	1,362
Turkey	1,119	1,231	1,508
United Kingdom	1,341	1,593	1,519
Belgium	2,061	2,110	1,847
Netherlands	1,445	1,774	1,623
Russia	901	996	1,583
Romania	386	461	443
Ukraine	508	464	948
Others	4,620	6,310	5,025
Total Europe	35,780	44,519	42,184
Asia & Africa
South Africa	1,862	2,259	2,448
Morocco	745	806	689
Rest of Africa	524	499	1,068
China	764	765	943
Kazakhstan[2]	503	625	747
South Korea	410	383	608
India	102	131	142
Rest of Asia	1,340	1,797	2,334
Total Asia & Africa	6,250	7,265	8,979
Total	68,275	79,844	76,571
1.Sales in Italy include sales from Acciaierie d'Italia until April 14, 2021 (see note 2.3).
2.On December 7, 2023, the Company completed the divestment of ArcelorMittal Temirtau. Sales of ArcelorMittal Temirtau were consolidated until that date see note 2.3.
Revenues from external customers attributed to the country of domicile (Luxembourg) were 128, 206 and 185 for the years ended December 31, 2023, 2022 and 2021, respectively.
Non-current assets[1] per significant country:

	December 31,
	2023	2022
Americas
Canada	5,141	5,105
Brazil[2]	7,103	4,075
United States	963	1,079
Mexico	1,767	1,747
Argentina	289	404
Venezuela	32	24
Others	21	19
Total Americas	15,316	12,453
Europe
France	4,190	3,618
Germany	2,629	2,457
Belgium	2,800	2,534
Poland	2,545	2,302
Ukraine	695	658
Spain	2,058	1,978
Luxembourg	1,898	1,998
Bosnia and Herzegovina	159	161
Romania	37	26
Czech Republic	25	27
Others	368	271
Total Europe	17,404	16,030
Asia & Africa
Kazakhstan[3]	—	1,555
South Africa	424	567
Liberia	915	420
Morocco	103	88
India	587	80
Others	101	110
Total Asia & Africa	2,130	2,820
Unallocated assets	25,827	26,126
Total	60,677	57,429
1.Non-current assets do not include goodwill, deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets (as they are not allocated to the individual countries). Such assets are presented under the caption “Unallocated assets”.
2.Brazil includes ArcelorMittal Pecém acquired on March 9, 2023 (see note 2.2.4).
3.On December 7, 2023, the Company completed the sale of ArcelorMittal Temirtau (see note 2.3).
3.3 Sales by type of products
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Mining products relate to the Company's own production. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2023	2022	2021
Flat products	38,647	44,776	41,895
Long products	14,124	17,486	18,118
Tubular products	2,160	2,683	2,233
Mining products	1,269	1,391	1,860
Others	12,075	13,508	12,465
Total	68,275	79,844	76,571
3.4 Disaggregated revenue
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2023	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	11,830	10,393	33,569	4,234	—	—	60,026
Non-steel sales [1]	541	160	1,585	424	1,140	—	3,850
By-product sales [2]	94	174	1,305	168	—	—	1,741
Other sales [3]	391	458	1,460	298	31	20	2,658
Total	12,856	11,185	37,919	5,124	1,171	20	68,275

Year ended December 31, 2022	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,796	11,133	41,804	5,061	—	—	70,794
Non-steel sales [1]	491	189	2,212	373	1,274	—	4,539
By-product sales [2]	97	125	1,397	173	—	—	1,792
Other sales [3]	332	482	1,602	256	31	16	2,719
Total	13,716	11,929	47,015	5,863	1,305	16	79,844

Year ended December 31, 2021	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,127	10,225	38,302	7,148	—	—	67,802
Non-steel sales [1]	1	202	2,240	769	1,607	—	4,819
By-product sales [2]	132	111	943	171	—	—	1,357
Other sales [3]	232	292	1,715	304	33	17	2,593
Total	12,492	10,830	43,200	8,392	1,640	17	76,571
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity.
2.By-product sales mainly relate to slag, waste and coke by-products.
3.Other sales are mainly comprised of shipping and other services.